UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2014 to September 30, 2014

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

December 19, 20141
(Date of report)

Column Financial, Inc.
(Exact name of securitizer as specified in its charter)

N/A	0001628601
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☒	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

1 This report was inadvertently not filed on November 14, 2014.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(2)

No Activity to Report.

(2)  In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making a request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. In this effort, we made requests of all trustees and unaffiliated co-sponsors of applicable commercial mortgage backed securities transactions.  We followed up requests made of Demand Entities as we deemed appropriate.

The scope of this Form ABS-15G is limited to transactions in which Column Financial, Inc. is a sponsor, and the depositor is not an affiliate of Column Financial, Inc.

Credit Suisse First Boston Mortgage Securities Corp. (CIK number:  0000802106) and DLJ Commercial Mortgage Corp. (CIK number:  0001042500), affiliates of Column Financial, Inc., are each filing a separate Form ABS-15G with respect to transactions in which Credit Suisse First Boston Mortgage Securities Corp. or DLJ Commercial Mortgage Corp., as applicable, is the depositor, and the sponsor is either (i) not an affiliate of the depositor or (ii) an affiliate of the depositor that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLUMN FINANCIAL, INC.
(Securitizer)

Date: December 19, 2014
	By:	/s/ Charles Lee
Name: Charles Lee
Title: Vice President